CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 1,091,793,135	$ 156,826,271	¥ 905,614,669	¥ 743,175,399
Operating costs and expenses:
Hotel operating costs (including purchase from related parties of nil, nil and RMB357,539 for the years ended December 31, 2017, 2018 and 2019, respectively)	(338,826,479)	(48,669,378)	(274,419,263)	(226,867,029)
Selling and marketing expenses (including service from a related party of nil, nil and RMB24,941 for the years ended December 31, 2017, 2018 and 2019, respectively)	(84,970,401)	(12,205,234)	(47,397,767)	(32,802,901)
General and administrative expenses (including purchase from a related party of RMB4,035,262, nil and RMB3,576,659 for the years ended December 31, 2017, 2018 and 2019, respectively)	(184,989,324)	(26,572,054)	(95,261,152)	(121,657,492)
Other operating expenses	(3,286,652)	(472,098)	(5,946,226)	(5,629,448)
Total operating costs and expenses	(612,072,856)	(87,918,764)	(423,024,408)	(386,956,870)
Other operating income	24,832,269	3,566,932	22,570,806	15,283,828
Income from operations	504,552,548	72,474,439	505,161,067	371,502,357
Interest income and other, net (including interest income from related parties of RMB3,590,818, RMB263,366 and RMB3,100,049 for the years ended December 31, 2017, 2018 and 2019, respectively)	66,088,425	9,493,008	49,659,928	26,238,440
Interest expenses	(2,505,904)	(359,951)	(541,876)	(1,442,709)
Gains (losses) from investments in equity securities	55,253,744	7,936,704	(57,774,952)	59,165,221
Other income, net	2,690,742	386,501	35,735,374	1,191,211
Income before income taxes and share of (losses) gains in equity investees	626,079,555	89,930,701	532,239,541	456,654,520
Income tax expenses	(189,567,817)	(27,229,713)	(152,718,668)	(182,568,262)
Income before share of (losses) gains in equity investees	436,511,738	62,700,988	379,520,873	274,086,258
Share of (losses) gains in equity investees, net of tax	1,262,431	181,337	(8,300,584)	(899,584)
Net income	437,774,169	62,882,325	371,220,289	273,186,674
Net loss attributable to noncontrolling interests	4,944,094	710,175	490,930	348,550
Net income attributable to ordinary shareholders	442,718,263	63,592,500	371,711,219	273,535,224
Other comprehensive income, net of tax
-Foreign currency translation adjustments	2,933,162	421,322	66,453,841	1,317,020
Comprehensive income, net of tax	440,707,331	63,303,647	437,674,130	274,503,694
Comprehensive loss attributable to noncontrolling interests	4,944,094	710,175	490,930	348,550
Comprehensive income attributable to ordinary shareholders	445,651,425	64,013,822	438,165,060	274,852,244
Leased And Operated Hotels
Revenues:
Total revenues	253,420,676	36,401,602	212,671,930	193,042,455
Franchised And Managed Hotels
Revenues:
Total revenues	¥ 838,372,459	$ 120,424,669	¥ 692,942,739	¥ 550,132,944
Common Class A
Net earnings per share:
Basic and diluted earnings per share | (per share)	¥ 4.34	$ 0.62	¥ 3.75	¥ 2.99
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	67,315,727	67,315,727	62,860,578	48,635,252
Common Class B
Net earnings per share:
Basic and diluted earnings per share | (per share)	¥ 4.34	$ 0.62	¥ 3.75	¥ 2.99
Weighted average shares outstanding
Weighted average shares outstanding basic and diluted	34,762,909	34,762,909	36,288,343	42,716,957